Cover	Nov. 03, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	TARSUS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39614
Entity Tax Identification Number	81-4717861
Entity Address, Address Line One	17700 Laguna Canyon Road
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	418-1801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TARS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001819790
Amendment Flag	false